     ---------------------------------------------------------------------------
     SEMI-ANNUAL REPORT TO SHAREHOLDERS                        NOVEMBER 30, 1995

     ---------------------------------------------------------------------------

                                              [NAVIGATOR MONEY MARKET FUND LOGO]
                                        A member of the NAVIGATOR GROUP of FUNDS

     ---------------------------------------------------------------------------

         CHAIRMAN'S LETTER
                                                                January 17, 1996
         Dear Shareholder:

         -- Since our last report to you in July '95, there was another easing of monetary policy by 25 basis points on December 19th. This action on the part of the Federal Reserve put the end of the year federal funds rate right where it began, 5.50%. With inflationary pressures remaining low, it is possible that the Federal Reserve will continue to lower interest rates as we move further into 1996.

         In this period of relatively low interest rates, some investment managers find it tempting to reduce investment standards, or extend the average maturity of a portfolio in order to stretch for a few more basis points of yield. I can assure you that is not the practice with the Navigator Money Market Fund, as quality is something we take very seriously at our organization.

         As you know, we have built our company on being a quality investor, and our basic philosophy remains unchanged. We will always strive to provide our shareholders with a high quality portfolio with competitive returns.

         I want to thank you for your continued support of the Navigator Money Market Fund. We continue to be optimistic about the coming year, and want to assure you of our decade-long commitment of providing a competitive product with a minimal degree of risk.

         Sincerely,

         /s/ R. J. WALKER
         Robert J. Walker, Jr.
         Chairman

         INVESTMENT REPORT

         -- During the second half of the Fund's fiscal year, interest rates across the maturity spectrum moved to lower levels. The Federal Reserve began to loosen their restrictive monetary policy in early July by lowering the Federal Funds target rate 25 basis points to 5.75%. As important economic indicators began to point to the beginning of a period of moderate to sluggish growth, the Fed eased again in December by another 25 basis points to the current Federal Funds rate of 5.50%.

         The investment strategy of the Navigator Money Market Fund has consistently been safe and simple as well as placing emphasis on portfolio quality. With the financial markets already pricing in additional easings in 1996, yields on short-term money market instruments remained inverted. To enhance the Fund's yield, the Navigator Money Market Fund concentrated on investments in high quality commercial paper on the shorter end of the yield curve which offered more attractive returns. Consequently, the Fund maintained a shorter weighted average maturity as compared to many of its peers.

         Looking ahead, it is expected that the Fed will have some latitude to lower short-term interest rates again. Uncertainties about the strength of the economy and the unresolved budget debate could delay another policy adjustment. Given this outlook, the Navigator Money Market Fund will continue to take advantage of investment opportunities with shorter maturities in order to maximize its returns.

         PORTFOLIO STATISTICS

                                            Average                 Average
                                            Monthly    Compound     Maturity
                     Month                   Yield      Yield*    (Month-end)
          ------------------------------------------------------------------------
          1995       June                    5.79%       5.95%      33 days
                     July                     5.64       5.79          34
                     August                   5.52       5.66          27
                     September                5.48       5.62          27
                     October                  5.50       5.64          30
                     November                 5.54       5.68          22
                     ---------------------  -------     -------     --------
                     Average Annualized
                       Yields and Maturity   5.58%       5.72%      29 days
                                            =======     =======     ========

         *Compound yields assume reinvestment of dividends.

         MATURITY DIVERSIFICATION SCHEDULE
         AS OF NOVEMBER 30, 1995

                          Amount
                       (Face Value)    % of Portfolio    % Cumulative
          -------------------------------------------------------------------
          One Day       $44,994,239          25.3%             25.3%
          2-7 days       27,740,832          15.6              40.9
          8-30 days      34,936,919          19.7              60.6
          31-60 days     70,016,795          39.4             100.0
                        -----------
          Total        $177,688,785
                       ============

        FINANCIAL STATEMENTS
        Statement of Net Assets
        November 30, 1995
        (Unaudited)

                                                                       MATURITY     INTEREST
               PAR                         SECURITY                      DATE         RATE         VALUE
           ------------------------------------------------------------------------------------------------
           AUTOMOBILE, MANUFACTURING -- 4.48%
           $  5,000,000    Ford Motor Credit........................   01/19/96       5.69%     $ 4,961,276
              3,000,000    Ford Motor Credit........................   01/24/96       5.68%       2,974,440
                                                                                                -----------
                           TOTAL AUTOMOBILE, MANUFACTURING..................................      7,935,716
           ------------------------------------------------------------------------------------------------
           AUTOMOTIVE, FINANCE -- 2.24%
              4,000,000    USL Capital Corporation..................   01/12/96       5.69%       3,973,447
                                                                                                -----------
                           TOTAL AUTOMOTIVE, FINANCE........................................      3,973,447
           ------------------------------------------------------------------------------------------------
           CONGLOMERATE -- 2.82%
              5,000,000    General Electric Capital.................   12/15/95       5.70%       4,988,917
                                                                                                -----------
                           TOTAL CONGLOMERATE...............................................      4,988,917
           ------------------------------------------------------------------------------------------------
           CONSUMER ELECTRONICS -- 4.50%
              3,000,000    Sharp Electronics........................   12/08/95       5.73%       2,996,658
              5,000,000    Sharp Electronics........................   01/05/96       5.62%       4,972,681
                                                                                                -----------
                           TOTAL CONSUMER ELECTRONICS.......................................      7,969,339
           ------------------------------------------------------------------------------------------------
           CONSUMER NON-DURABLES -- 4.50%
              8,000,000    Hasbro, Inc..............................   12/21/95       5.69%       7,974,728
                                                                                                -----------
                           TOTAL CONSUMER NON-DURABLES......................................      7,974,728
           ------------------------------------------------------------------------------------------------
           FINANCE, CORPORATE RECEIVABLES -- 9.53%
              1,000,000    Asset Securitization Coop................   01/12/96       5.80%         993,233
              5,000,000    Asset Securitization Coop................   01/16/96       5.70%       4,963,583
              3,000,000    Asset Securitization Coop................   01/19/96       5.75%       2,976,521
              3,000,000    Corporate Asset Funding..................   01/19/96       5.70%       2,976,725
              5,000,000    Preferred Receivables Funding............   01/22/96       5.75%       4,958,472
                                                                                                -----------
                           TOTAL FINANCE, CORPORATE RECEIVABLES.............................     16,868,534
           ------------------------------------------------------------------------------------------------
           FINANCIAL SERVICES, DIVERSIFIED -- 7.30%
              5,000,000    Associates Corp. of North America........   12/20/95       5.73%       4,984,879
              8,000,000    John Deere Capital.......................   01/10/96       5.73%       7,949,067
                                                                                                -----------
                           TOTAL FINANCIAL SERVICES, DIVERSIFIED............................     12,933,946
           ------------------------------------------------------------------------------------------------
           INDUSTRIAL DIVERSIFIED -- 4.49%
              8,000,000    Hanson Finance (U.K.) PLC................   01/05/96       5.70%       7,955,696
                                                                                                -----------
                           TOTAL INDUSTRIAL DIVERSIFIED.....................................      7,955,696
           ------------------------------------------------------------------------------------------------
           SECURITIES DEALERS -- 11.80%
              4,000,000    Bear Stearns Companies...................   12/01/95       5.72%       4,000,000
              4,000,000    Bear Stearns Companies...................   12/14/95       5.72%       3,991,738
              5,000,000    Merrill Lynch............................   01/16/96       5.57%       4,964,414
              3,000,000    Morgan Stanley Group.....................   01/12/96       5.72%       2,979,980
              5,000,000    Morgan Stanley Group.....................   01/25/96       5.75%       4,956,076
                                                                                                -----------
                           TOTAL SECURITIES DEALERS.........................................     20,892,208
           ------------------------------------------------------------------------------------------------
           TOBACCO -- 2.54%
              4,500,000    Philip Morris Companies..................   12/01/95       5.70%       4,500,000
                                                                                                -----------
                           TOTAL TOBACCO....................................................      4,500,000
           ------------------------------------------------------------------------------------------------
                           TOTAL COMMERCIAL PAPER...........................................     95,992,531
           ------------------------------------------------------------------------------------------------

                                                                      MATURITY     INTEREST
               PAR                         SECURITY                     DATE         RATE         VALUE
           ------------------------------------------------------------------------------------------------
           U.S. AGENCIES -- 18.85%
              2,000,000    Federal Home Loan Bank..................   12/01/95*      4.63%     $  1,995,943
             10,000,000    Federal Home Loan Mortgage
                             Corporation...........................   12/26/95*      4.13%       10,000,000
              2,715,000    Student Loan Marketing Association......   12/05/95*      5.93%        2,718,832
              1,200,000    Student Loan Marketing Association......   12/01/95*      4.63%        1,198,296
             10,000,000    Student Loan Marketing Association......   12/05/95*      5.70%       10,000,000
              7,500,000    Federal National Mortgage Association...   01/04/96       5.48%        7,461,183
           ------------------------------------------------------------------------------------------------
                           TOTAL U.S. AGENCIES.............................................      33,374,254
           ------------------------------------------------------------------------------------------------
           REPURCHASE AGREEMENTS -- 27.29%
             15,011,000    First Boston Variable
                             dated 11/30/95, due 12/04/95
                             (collateralized by
                             U.S. Treasury Notes; market value $15,611,155)...       5.65%       15,011,000
                  1,000    Goldman Sachs Variable
                             dated 11/30/95, due 12/04/95
                             (collateralized by
                             U.S. Treasury Bonds; market value................       5.63%            1,000
                 10,000    Merrill Lynch
                             dated 11/30/94, due 12/04/95
                             (collateralized by
                             U.S. Treasury Notes; market value $10,269).......       5.65%           10,000
             33,300,000    Paine Webber Tri-Party
                             dated 11/30/95, due 12/01/95
                             (collateralized by
                             U.S. Government Agency-issued, Mortgage-backed
                             Securities; market value $34,298,023)............       5.99%       33,300,000
           ------------------------------------------------------------------------------------------------
                           TOTAL REPURCHASE AGREEMENTS.....................................      48,322,000
           ------------------------------------------------------------------------------------------------
           ------------------------------------------------------------------------------------------------
                           TOTAL VALUE OF SECURITIES OWNED -- 100.35%
                             (which approximates cost for federal income tax purposes).......  $177,688,785

                           LESS LIABILITIES REDUCED BY OTHER ASSETS -- (0.35%).............        (617,267)
                                                                                               ------------
                           NET ASSETS APPLICABLE TO 171,943,980 SHARES OUTSTANDING;
                             EQUIVALENT TO $1.00 PER SHARE -- 100.00%......................    $177,071,518
                                                                                               ============

        --------------------------------
        * =The interest rate shown for each of
           these obligations is the rate as of
           November 30, 1995 and the maturity
           shown is the next interest
           re-adjustment date.
                                 See accompanying notes.

         Statement of Operations

         For the Six-Month Period Ended November 30, 1995
         (Unaudited)

          INVESTMENT INCOME:
            Interest.......................................................   $6,140,677
                                                                              ----------
          EXPENSES:
            Investment Advisory Fees.......................................      209,099
            Administrative Fees............................................      104,549
            Less Investment Advisory & Administration Fees
               Waived by Management........................................     (176,634)
            Custodian and Transfer Agent Fees..............................       57,440
            Insurance......................................................        5,122
            Professional Fees..............................................       26,371
            Registration and Filing Fees...................................       11,617
            Taxes -- other than Income.....................................       28,732
            Miscellaneous..................................................       17,118
                                                                              ----------
               Total Expenses..............................................      283,414
                                                                              ----------
          NET INVESTMENT INCOME............................................    5,857,263

               Net Realized Loss on Securities Sold........................           --
                                                                              ----------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............   $5,857,263
                                                                              ==========

                                 See accompanying notes.

         Statements of Changes in Net Assets

         For the Six-Month Period Ended November 30, 1995
         and For the Year Ended May 31, 1995
         (Unaudited)

                                                                 6/01/95           6/01/94
                                                               TO 11/30/95        TO 5/31/95
                                                               ------------      ------------
          OPERATIONS:
            Net Investment Income...........................   $  5,857,263      $ 13,947,997
            Net Realized Gain (Loss) Securities Sold........             --            (2,706)
                                                               ------------      ------------
            Net Increase in Net Assets
               Resulting from Operations....................      5,857,263        13,945,291
                                                               ------------      ------------
          DIVIDENDS DISTRIBUTED FROM:
            Net Investment Income...........................     (5,857,263)      (13,947,997)
            Net Realized Gain...............................             --            (3,406)
                                                               ------------      ------------
            Total Dividends Distributed.....................     (5,857,263)      (13,951,403)
                                                               ------------      ------------
          CAPITAL SHARE TRANSACTIONS:
            Proceeds from Shares Sold.......................    353,399,905       876,669,817
            Net Asset Value of Shares Issued
               upon Reinvestment of Dividends...............         14,650           179,501
            Cost of Shares Repurchased......................   (414,451,903)     (979,870,062)
                                                               ------------      ------------
            Net Decrease in Net Assets
               Derived from Capital Share Transactions......    (61,037,348)     (103,020,744)
                                                               ------------      ------------
               NET DECREASE IN NET ASSETS...................    (61,037,348)     (103,026,856)

          NET ASSETS:
            Beginning of Period.............................    238,108,866       341,135,722
                                                               ------------      ------------
            End of Period...................................   $177,071,518      $238,108,866
                                                               ============      ============

                                 See accompanying notes.

         NOTES TO FINANCIAL STATEMENTS

         November 30, 1995
         (Unaudited)

         NOTE 1 -- ORGANIZATION
         Navigator Money Market Fund -- Prime Obligations Portfolio (the "Fund") is a portfolio offered by Navigator Money Market Fund, Inc. (the "Company"), a no-load, diversified, open-end investment company registered under the Investment Company Act of 1940, as amended.

         Shares of the Fund are sold by Fairfield Group, Inc. ("Fairfield"), the Manager, only to banks and other institutional investors for the investment of their own funds, or funds for which they act in a fiduciary, agency, or custodial capacity.

         As Manager of the Company, Fairfield serves as the Fund's Investment Adviser, Administrator, and Distributor. Fairfield is a wholly-owned subsidiary of Legg Mason, Inc.

         NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
         Interest income and expenses are recorded on an accrual basis. Interest income includes, when applicable, the pro rata amortization of premiums and discounts.

         Security transactions are accounted for on the date the securities are purchased or sold (trade date). Investment securities are valued at amortized cost, which approximates market value. Realized gains and losses are determined by using the specific identification method.

         The fair value of securities for which prices cannot be determined using established procedures will be valued in good faith by the Board of Directors. No investments were so valued at November 30, 1995.

         Net investment income, determined as gross income less expenses, is declared as a dividend each day. Declared dividends are distributable to shareholders monthly on the first business day of the next month. Dividends payable at November 30, 1995 amounted to $892,940.

         No provision for federal income taxes is made since it is the intention of the Fund to qualify as a regulated investment company under the provisions of the Internal Revenue Code and to make requisite distributions to shareholders which will relieve it from Federal income and excise taxes.

         For federal income tax purposes, net realized capital losses generated in the Fund may be carried forward and applied against future capital gains.

         NOTE 3 -- INVESTMENT ADVISORY AND ADMINISTRATIVE FEES
         As Manager, Fairfield provides investment advisory and administrative services to the Fund pursuant to a Management Agreement dated April 17, 1993. Under the terms of such Agreement, the Manager is entitled to receive an annual fee for investment advisory services of .20% on the first $500 million of the average net assets of the Fund; .15% on the next $1 billion; and .10% on average net assets in excess of $1.5 billion. Such fee is computed daily and paid monthly.

         The Manager is also entitled to receive an administrative fee at the annual rate of .10% on the first $1.5 billion of the average net assets of the Fund and .05% thereafter. Such fee is computed daily and paid monthly.

         During the six-month period ended November 30, 1995, the management fees (investment advisory and administrative) earned by Fairfield totalled $313,648. Of the investment advisory and administrative fees earned, $176,634 was voluntarily waived by the Manager in order to assist the Fund in maintaining a competitive expense ratio. At November 30, 1995, Fairfield was owed $11,282 in administrative fees.

         NOTE 4 -- CUSTODIAN AND TRANSFER AGENT FEES
         Custodial services are provided to the Fund by CoreStates Bank, N.A. Fund/Plan Services, Inc. is the Fund's Transfer Agent and, as such, provides transfer agency, dividend disbursing, and bookkeeping services.

         NOTE 5 -- OTHER TRANSACTIONS WITH AFFILIATES
         Fairfield also serves as the Company's exclusive Distributor; however, it receives no fees for providing distribution services.

         Certain officers and directors of the Company are also officers and directors of Fairfield. Such officers and directors are paid no fees by the Fund for serving as officers and directors.

         The Fund has paid legal fees to a law firm with which the Secretary of the Company is associated.

         NOTE 6 -- REPURCHASE AGREEMENTS
         The investment policies of the Fund permit participation in repurchase agreements. Collateral for such agreements is held by the Fund's Custodian in the Federal Reserve's book-entry system. The Fund monitors its repurchase agreements on a daily basis to ensure that the market value of the collateral underlying the agreements is maintained at not less than 100% of the repurchase price.

         The Fund may participate in repurchase agreements arranged by Fairfield for a fee not to exceed 1% of the purchase or sale price of the transaction. During the six-month period ended November 30, 1995, Fairfield received $5,140 in fees with respect to such transactions.

         NOTE 7 -- CAPITAL SHARES
         At November 30, 1995, there were 2 billion shares of $.001 par value common stock authorized with respect to the Fund. Transactions in capital shares of the Fund during the periods indicated were as follows:

                                                                  6/01/95           6/01/94
                                                                TO 11/30/95        TO 5/31/95
                                                                ------------      ------------
           Shares sold.......................................    353,399,905       876,669,817
           Shares issued upon reinvestment of dividends......         14,650           179,501
           Shares repurchased................................   (414,451,903)     (979,870,062)
                                                                ------------      ------------
           Net decrease......................................    (61,037,348)     (103,020,744)
           Outstanding at beginning of period................    238,111,095       341,131,839
                                                                ------------      ------------
           Outstanding at end of period......................    177,073,747       238,111,095
                                                                ============      ============

           NOTE 8 -- FINANCIAL HIGHLIGHTS
           Financial highlights for a share of the Fund outstanding throughout the periods indicated were as follows:

                                                    6/01/95     6/01/94    6/01/93    6/01/92    6/01/91    6/01/90    6/01/89
                                                       TO          TO         TO         TO         TO         TO         TO
                                                    11/30/95    5/31/95    5/31/94    5/31/93    5/31/92    5/31/91    5/31/90
                                                    -------     -------    -------    -------    -------    -------    -------
                   Net Asset Value,
                    beginning of period............  $1.00        $1.00     $1.00      $1.00      $1.00      $1.00      $1.00
                                                    ------        ------    ------     ------     ------     ------     ------
                   Income from
                    Investment Operations:
                      Net Investment Income........    .0294        .0501     .0314      .0323      .0499      .0728      .0853
                   Net Gain on Securities (both
                    realized and unrealized).......  --            --        --         --          .0001    --         --
                                                    ------        ------    ------     ------     ------     ------     ------
                          Total Income
                           from Investment
                           Operations..............    .0294        .0501     .0314      .0323      .0500      .0728      .0853
                                                    ------         ------    ------     ------     ------     ------     ------
                   Less Distributions:
                      Dividends from
                        Net Investment Income......   (.0294)      (.0501)   (.0314)    (.0323)    (.0499)    (.0728)    (.0853)
                      Dividends from
                        Capital Gains..............  --           --         --         --         (.0001)   --         --
                                                    ------       ------     ------     ------     ------     ------     ------
                          Total Distributions......   (.0294)      (.0501)   (.0314)    (.0323)    (.0500)    (.0728)    (.0853)
                                                      ------       ------    ------     ------     ------     ------     ------
                   Net Asset Value,
                    end of period..................  $1.00        $1.00     $1.00      $1.00      $1.00      $1.00      $1.00
                                                    ======       ======    ======     ======     ======     ======     ======
                   Total Return....................   5.60%        5.19%     3.18%      3.28%      5.12%      7.53%      8.87%
                   Net Assets,
                    end of period (000)............$177,074    $238,109   $341,136   $417,114   $443,368   $563,265   $508,859

                   Ratios and Supplemental Data:
                    Ratio of Expenses
                      to Average Net Assets........   .27%(A)       .28%      .27%       .26%       .22%       .21%       .22%
                    Ratio of Expenses
                      to Average Net Assets,
                      excluding Fee Waivers........   .44%(A)       .43%      .42%       .41%       .37%       .35%       .37%
                    Ratio of Net Investment Income
                      to Average Net Assets........  5.60%(A)      5.01%     3.14%      3.23%      4.99%      7.28%      8.53%
                    Ratio of Net Investment Income
                      to Average Net Assets,
                      excluding Fee Waivers........  5.43%(A)      4.86%     2.99%      3.08%      4.84%      7.14%      8.38%
                   -----------------------------
                   *Commencement of Operations
                   (A) Annualized

                                                     6/01/88    6/01/87    06/01/86   7/22/85*
                                                        TO         TO         TO         TO
                                                     5/31/89    5/31/88    5/31/87    5/31/86
                                                     -------    -------    -------    -------
                   Net Asset Value,
                    beginning of period............    $1.00      $1.00      $1.00      $1.00
                                                      ------     ------     ------     ------
                   Income from
                    Investment Operations:
                      Net Investment Income........      .0859      .0686      .0614      .0645
                   Net Gain on Securities (both
                    realized and unrealized).......      --         --         --         --
                                                        ------     ------     ------     ------
                          Total Income
                           from Investment
                           Operations..............      .0859      .0686      .0614      .0645
                                                        ------     ------     ------     ------
                   Less Distributions:
                      Dividends from
                        Net Investment Income......     (.0859)    (.0686)    (.0614)    (.0645)
                      Dividends from
                        Capital Gains..............      --         --         --         --
                                                        ------     ------     ------     ------
                          Total Distributions......     (.0859)    (.0686)    (.0614)    (.0645)
                                                        ------     ------     ------     ------
                   Net Asset Value,
                    end of period..................    $1.00      $1.00      $1.00      $1.00
                                                      ======     ======     ======     ======
                   Total Return....................     8.95%      7.08%      6.32%      7.50%(A)
                   Net Assets,
                    end of period (000)............  $464,483   $326,406   $234,560   $177,519

                   Ratios and Supplemental Data:
                    Ratio of Expenses
                      to Average Net Assets........      .22%       .23%       .17%       .19%(A)
                    Ratio of Expenses
                      to Average Net Assets,
                      excluding Fee Waivers........      .38%       .39%       .43%       .49%(A)
                    Ratio of Net Investment Income
                      to Average Net Assets........     8.59%      6.86%      6.14%      7.50%(A)
                    Ratio of Net Investment Income
                      to Average Net Assets,
                      excluding Fee Waivers........     8.43%      6.69%      5.88%      7.20%(A)
                   -----------------------------
                   *Commencement of Operations
                   (A) Annualized

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

                     [This page intentionally left blank.]

        INVESTMENT ADVISER,
        ADMINISTRATOR,
        AND DISTRIBUTOR
        Fairfield Group, Inc.
        Horsham, PA 19044

        LEGAL COUNSEL
        Morgan, Lewis & Bockius LLP
        Philadelphia, PA 19103

        AUDITORS
        Ernst & Young LLP
        Philadelphia, PA 19103

        DIRECTORS
        Robert J. Walker, Jr.
        Philip D. Croll
        Richard G. Gilmore
        Jan J. Wieckowski
        Robert E. Keith

                                           [NAVIGATOR MONEY MARKET FUND LOGO]
                                                   200 Gibraltar Road
                                                    Horsham, PA 19044
                                                     1-800-441-3885